Condensed Financial Information of Deswell Industries, Inc. (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company	$ 61,240	$ 64,647
China, Yuan Renminbi
Related Party Transaction [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company | ¥				¥ 413,000	¥ 413,000
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	$ 120	$ 120	$ 120